UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4906

DREYFUS STATE MUNICIPAL BOND FUNDS (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	01/31/09

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.6%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut--70.5%
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 a	3,164,802
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/13	5,530,000	5,683,789
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/16	4,470,000	4,517,695
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/17	2,275,000	2,279,755
Connecticut,
GO	5.25	12/15/10	2,550,000	2,747,268
Connecticut,
GO	5.13	11/15/11	1,500,000 a	1,665,330
Connecticut,
GO	5.00	12/15/22	4,855,000	5,252,236
Connecticut,
GO	5.00	4/15/24	2,500,000	2,667,025
Connecticut,
GO	5.00	11/1/27	2,000,000	2,081,320
Connecticut,
GO	5.00	11/1/28	3,000,000	3,095,610
Connecticut,
GO (Insured; FSA)	5.00	10/15/21	3,500,000	3,759,315
Connecticut,
Special Tax Obligation
(Transportation Infrastructure

Purposes)	7.13	6/1/10	2,335,000	2,437,250
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	3,937,249
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,797,052
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,161,340
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	1,971,261
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.70	4/1/12	1,640,000	1,600,509
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.80	4/1/21	3,000,000	2,613,450
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/11	1,765,000	1,747,985
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,114,666
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	792,870
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,200,000	3,051,136

Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	4,445,000	3,678,015
Connecticut Development Authority,
PCR (United Illuminating
Company Project)	5.75	2/1/12	1,250,000	1,253,237
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,473,086
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (PSEG Power LLC
Project)	5.75	11/1/37	7,000,000	5,029,640
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,250,000	4,734,750
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,449,892
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	2,546,640
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured;
Radian)	5.13	7/1/30	500,000	355,545
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,325,890
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,373,467
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	3,631,280

Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; FSA)	5.25	3/1/32	10,880,000	11,637,357
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000	1,074,970
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	2,469,880
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.25	7/1/11	3,000,000 a	3,315,330
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.50	7/1/11	2,150,000 a	2,388,757
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	1,861,534
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; MBIA, Inc.)	5.75	7/1/33	5,000,000	5,112,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; MBIA, Inc.)	5.00	7/1/37	2,000,000	1,851,600
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty)	5.00	7/1/33	6,300,000	6,195,042
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured; FSA)	5.25	7/1/23	2,000,000	2,015,440
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)

(Insured; MBIA, Inc.)	5.00	7/1/22	1,000,000	1,029,590
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,147,508
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	1,750,000	1,570,905
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	3,625,482
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	3,804,629
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,414,580
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,196,700
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	345,000	358,113
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA, Inc.)	4.50	11/15/20	1,830,000	1,633,165
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA, Inc.)	4.80	11/15/22	3,675,000	3,136,135
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	1,011,700

Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,190,000	3,154,144
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	4,892,544
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.10	11/15/27	5,000,000	4,694,700
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000	5,441,085
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000	1,998,538
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000	4,505,950
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	5/15/38	5,790,000	4,962,493
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	6.00	11/15/38	5,900,000	6,070,982
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,252,975
Connecticut Resource Recovery
Authority, Mid-Connecticut
System Subordinated Revenue	5.50	11/15/10	1,000,000 a	1,079,320
Connecticut Resource Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000	852,290
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut

Project)	5.50	11/15/15	3,250,000	2,769,942
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	3,870,000	3,564,967
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	5,853,190
Fairfield,
GO	5.50	4/1/11	2,030,000	2,218,181
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; FSA)	5.00	11/15/37	1,800,000	1,705,320
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA, Inc.)	5.00	11/15/30	5,000,000	4,844,800
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA, Inc.)	5.00	8/15/35	2,000,000	1,877,100
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	4,490,000	4,430,148
Hamden,
GO (Insured; MBIA, Inc.)	5.25	8/15/14	5,000	5,934
Hartford,
Parking System Revenue	6.40	7/1/10	1,000,000 a	1,078,650
Hartford,
Parking System Revenue	6.50	7/1/10	1,500,000 a	1,620,090
Meriden,
GO (Insured; MBIA, Inc.)	5.00	8/1/16	2,090,000	2,478,886
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA, Inc.)	5.25	8/1/31	2,000,000	1,989,540
Sprague,
EIR (International Paper

Company Project)	5.70	10/1/21	1,350,000	960,377
Stamford,
GO	6.60	1/15/10	2,750,000	2,909,115
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,850,000 a	1,971,841
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,770,000 a	1,886,572
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	2,500,000 a	2,664,650
University of Connecticut,
GO (Insured; FSA)	5.00	2/15/24	1,225,000	1,275,997
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000 a	2,742,900
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000 a	2,671,356
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000 a	2,203,180
U.S. Related--25.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 a	1,596,090
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,300,000 a	1,383,278
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,000,000 a	4,256,240
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000 a	5,337,800
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000	2,024,190
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000 b	153,480

Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/11	55,000 a	59,624
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000	891,839
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000	1,764,750
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	750,000	675,450
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000	5,275,860
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000	1,324,800
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	2,000,000	1,840,120
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000	3,182,593
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.25	7/1/12	2,600,000	2,761,746
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/13	8,000,000	8,093,280
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.25	7/1/14	4,925,000	4,913,279
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.65	7/1/15	3,000,000	3,031,980
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/15	2,000,000	2,058,800
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	8,000,000 a	8,603,680

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	6.13	7/1/09	4,000,000	4,047,640
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	2,000,000	1,931,160
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.50	7/1/16	5,000,000 a	6,187,400
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	5.50	7/1/13	4,590,000	4,643,519
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.25	7/1/33	7,750,000	6,530,150
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000 b	755,260
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	345,000	356,865
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	5,000,000	5,036,550
Total Long-Term Municipal Investments
(cost $352,573,022)				338,186,752
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.1%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut--1.1%
Connecticut Housing Finance
Authority, GO (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
America)	0.40	2/1/09	3,900,000 c	3,900,000
U.S. Related--2.0%
Puerto Rico Commomwealth,
Public Improvement GO Notes,

Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.67	2/1/09	2,000,000 c	2,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.67	2/1/09	5,000,000 c	5,000,000
Total Short-Term Municipal Investments
(cost $10,900,000)				10,900,000
Total Investments (cost $363,473,022)			98.7%	349,086,752
Cash and Receivables (Net)			1.3%	4,589,129
Net Assets			100.0%	353,675,881

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $363,473,022. Net unrealized depreciation on investments was $14,386,270 of which $10,052,140 related to appreciated investment securities and $24,438,410 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty

CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	349,086,752		0
Level 3 - Significant Unobservable Inputs	0		0
Total	349,086,752		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.5%	Rate (%)	Date	Amount ($)	Value ($)
Maryland--88.6%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,379,972
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales
Company Project)	6.50	12/1/10	4,090,000	4,107,382
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	630,000	671,542
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary's University)	4.50	9/1/25	3,000,000	1,869,330
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove Adventist Hospital)
(Insured; FSA)	6.50	9/1/12	7,300,000	8,070,442
Harford County,
MFHR (Affinity Old Post
Apartments Projects)
(Collateralized; GNMA)	5.00	11/20/25	1,460,000	1,353,289
Howard County,
COP	8.15	2/15/20	605,000	855,470
Howard County,
GO (Metropolitan District
Project)	5.25	8/15/19	1,545,000	1,648,747
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000	1,782,000
Maryland,

GO (State and Local Facilities
Loan)	5.00	8/1/16	5,000,000	5,564,800
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single Family
Program)	4.95	4/1/15	4,185,000	4,317,665
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,050,000	1,050,514
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue
(Collateralized; GNMA)	5.05	7/1/47	2,550,000	2,031,228
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.38	9/1/22	2,080,000	2,086,302
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.80	9/1/32	3,000,000	2,482,890
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/37	2,970,000	2,407,690
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.95	9/1/38	1,245,000	1,025,021
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/47	4,175,000	3,283,805

Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/16	3,120,000	3,253,567
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000	2,588,336
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.38	6/1/19	9,530,000	9,607,574
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,230,884
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Frostburg
State University Project)	6.00	10/1/24	5,000,000	3,815,800
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	2,130,490
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	1,000,000	566,360
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.00	6/1/13	1,260,000 a	1,501,529
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000	737,970
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,334,480

Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,117,200
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,511,875
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/18	500,000	507,905
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/19	665,000	670,978
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/20	750,000	751,905
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/21	550,000	544,990
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	3,350,000	2,760,300
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County Issue)	6.70	7/1/09	455,000	462,694
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	6.00	7/1/12	2,000,000 a	2,280,540
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System

Issue)	6.00	7/1/12	3,000,000 a	3,420,810
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; FGIC)	7.00	7/1/22	4,560,000	5,248,013
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000	2,143,226
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	381,090
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	1,957,231
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000	1,870,550
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000	537,201
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000	1,020,816
Montgomery County,
Consolidated Public
Improvement GO	5.25	10/1/15	2,000,000	2,181,680
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	429,215
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	2,301,014

Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000 b	13,910,757
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000 b	609,215
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,940,000	1,661,998
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,428,196
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,238,373
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/15	7,000,000	7,308,350
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/16	8,000,000	8,299,920
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	2,053,720
Washington Suburban Sanitary
District, General Construction
Revenue	5.00	6/1/15	5,000,000	5,375,050
Westminster,
Educational Facilities Revenue
(McDaniel College, Inc.
Project)	5.00	11/1/22	1,200,000	1,130,928
U.S. Related--7.9%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	816,910
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	862,650

Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty)	5.00	7/1/28	2,000,000	1,812,760
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	2,000,000	1,747,140
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	1,830,000	1,533,083
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	920,060
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.13	7/1/30	1,970,000	1,901,621
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	3,000,000	2,843,160
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,072,550
Total Long-Term Municipal Investments
(cost $178,232,114)				165,380,753
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.2%	Rate (%)	Date	Amount ($)	Value ($)
Maryland;
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; SunTrust Bank)	0.47	2/1/09	1,000,000 c	1,000,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; Wachovia Bank)	0.62	2/1/09	1,400,000 c	1,400,000
Westminster,
EDR (Carroll Lutheran Village,
Inc.) (LOC; Citizens Bank of
Pennslyvania)	0.50	2/1/09	1,340,000 c	1,340,000
Total Short-Term Municipal Investments
(cost $3,740,000)				3,740,000

Total Investments (cost $181,972,114)	98.7%	169,120,753
Cash and Receivables (Net)	1.3%	2,173,421
Net Assets	100.0%	171,294,174

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $181,972,114. Net unrealized depreciation on investments was $12,851,361 of which $4,231,012 related to appreciated investment securities and $17,082,373 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	169,120,753		0
Level 3 - Significant Unobservable Inputs	0		0
Total	169,120,753		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.0%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--88.0%
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/17	1,945,000	2,076,132
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/18	2,040,000	2,152,934
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/19	2,140,000	2,258,470
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/20	2,245,000	2,369,283
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000	1,880,113
Boston,
GO	5.75	2/1/10	3,945,000 a	4,150,298
Boston Housing Authority,
Capital Program Revenue
(Insured; FSA)	5.00	4/1/24	1,900,000	1,946,930
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	1,470,000	1,474,381
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,134,580
Brookline,
GO	5.25	4/1/20	3,860,000	3,985,682
Holliston,
GO (Insured; MBIA, Inc.)	5.25	4/1/20	1,655,000	1,785,431
Holyoke,
Gas and Electric Department
Revenue (Insured; MBIA, Inc.)	5.38	12/1/15	1,245,000	1,316,363

Hopkinton,
GO	5.00	9/1/17	1,735,000	1,872,239
Hopkinton,
GO	5.00	9/1/18	1,735,000	1,848,382
Hopkinton,
GO	5.00	9/1/19	1,735,000	1,848,382
Hopkinton,
GO	5.00	9/1/20	1,735,000	1,848,382
Marblehead,
GO	5.00	8/15/23	1,835,000	1,927,319
Marblehead,
GO	5.00	8/15/24	1,925,000	2,006,196
Massachusetts,
GO	5.25	8/1/22	2,650,000	3,011,115
Massachusetts,
GO	2.69	11/1/25	5,000,000 b	2,875,000
Massachusetts,
GO (Insured; AMBAC)	6.00	8/1/10	1,500,000	1,611,960
Massachusetts,
GO (Insured; FSA)	5.25	9/1/23	1,000,000	1,124,100
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,402,870
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,249,470
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,550,672
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000	1,134,890
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA, Inc.)	5.50	7/1/27	3,000,000	3,364,770
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA, Inc.)	0.00	5/1/26	5,385,000 c	2,477,908
Massachusetts Development Finance

Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	984,540
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000	1,669,980
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	884,136
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000 a	2,134,320
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	4,000,000	4,016,040
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	636,228
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,499,445
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	1,818,925
Massachusetts Development Finance
Agency, RRR (Ogden Haverhill
Project)	5.50	12/1/19	1,200,000	960,972
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; MBIA, Inc.)	5.63	1/1/14	2,000,000	2,054,640
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,409,680
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	215,000	215,286
Massachusetts Educational

Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	1,460,434
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	170,000	170,151
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	10,000,000	7,883,200
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	2,500,000	2,596,000
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA,
Inc.)	5.13	12/1/14	385,000	386,063
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	1/1/12	1,070,000 a	1,218,751
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	1/1/12	310,000 a	357,511
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000	1,253,044
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	4,030,000	4,134,820
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
Medical Center Issue)	5.75	7/1/31	2,000,000	1,642,300
Massachusetts Health and

Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	2,812,510
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000	986,980
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System Issue) (Insured;
FSA)	5.25	7/1/10	2,055,000	2,080,667
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.00	7/1/10	2,500,000 a	2,704,275
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000	3,064,567
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	4,233,280
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue)	6.50	7/15/12	2,250,000 a	2,637,855
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	1,290,000 a	1,439,924
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000	1,640,308
Massachusetts Health and

Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000	48,562
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000	59,124
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000	4,187,947
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA, Inc.)	5.13	7/1/11	1,000,000	1,006,980
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	940,775
Massachusetts Health and
Educational Facilities
Authority, Revenue (The
Schepens Eye Research
Institute, Inc. Issue)
(Insured; ACA)	6.50	7/1/28	2,020,000	1,462,722
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,945,726
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	3,050,310
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,453,901
Massachusetts Health and
Educational Facilities

Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	711,454
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; MBIA, Inc.)	5.40	6/1/20	345,000	346,418
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	1,083,985
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,094,088
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	1,761,240
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	1,295,000	1,256,888
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,147,676
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000	2,544,240
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	1,804,344
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	1,723,160
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue (Insured;
AMBAC)	5.70	7/1/20	1,280,000	1,282,509
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000	1,095,579
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,500,000	1,966,575
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,298,709
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)

(Insured; MBIA, Inc.)	5.25	7/1/14	2,000,000	2,110,920
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,097,765
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.20	8/1/11	1,000,000 a	1,099,530
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/21	1,500,000	1,646,370
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/26	2,000,000	2,075,520
Medford,
GO (Insured; AMBAC)	5.00	3/15/19	1,155,000	1,210,082
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,295,676
Pittsfield,
GO (Insured; MBIA, Inc.)	5.13	4/15/22	1,500,000	1,555,320
Sandwich,
GO (Insured; MBIA, Inc.)	5.00	7/15/19	1,000,000	1,102,800
Triton Regional School District,
GO (Insured; FGIC)	5.25	4/1/19	1,420,000	1,507,600
Triton Regional School District,
GO (Insured; FGIC)	5.25	4/1/20	1,420,000	1,507,600
Westfield,
GO (Insured; FGIC)	6.50	5/1/10	1,750,000 a	1,893,518
U.S. Related--9.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,128,120
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,955,000	1,402,224
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	840,039
Children's Trust Fund of Puerto
Rico, Tobacco Settlement

Asset-Backed Bonds	0.00	5/15/50	5,000,000 c	63,950
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000	1,758,620
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000	1,324,800
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.25	7/1/14	1,000,000	1,063,840
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	1,000,000	947,720
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000	1,388,372
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000 c	939,269
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000	1,171,590
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	1,822,765
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,395,867
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	365,000	377,552
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	446,505
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,010,630
Total Long-Term Municipal Investments

(cost $202,690,807)				194,128,560
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.9%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	2.00	2/1/09	1,500,000 d	1,500,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Allied
Irish Banks)	0.40	2/1/09	1,000,000 d	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.40	2/1/09	300,000 d	300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.40	2/1/09	1,100,000 d	1,100,000
Total Short-Term Municipal Investments
(cost $3,900,000)				3,900,000
Total Investments (cost $206,590,807)			98.9%	198,028,560
Cash and Receivables (Net)			1.1%	2,303,351
Net Assets			100.0%	200,331,911

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $206,590,807. Net unrealized depreciation on investments was $8,562,247 of which $6,771,565 related to appreciated investment securities and $15,333,812 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	198,028,560		0
Level 3 - Significant Unobservable Inputs	0		0
Total	198,028,560		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--103.9%	Rate (%)	Date	Amount ($)	Value ($)
Michigan--103.1%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	4,460,000	4,090,221
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000 a	6,753,760
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000 a	633,802
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000 b	4,455,720
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	780,648
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	710,034
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,170,810
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	2,250,000	2,117,228
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	1,905,000	1,873,015
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,697,598
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000 b	3,240,570
Huron Valley School District,

GO - Unlimited Tax (Insured;
FGIC)	0.00	5/1/18	6,270,000 a	4,265,857
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,455,060
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000	1,373,540
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,305,458
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12	75,000	73,560
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	500,000	383,260
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	1,500,000	1,514,415
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess Tower
Apartments) (Collateralized;
GNMA)	5.25	2/20/48	470,000	398,179
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; MBIA, Inc.)	5.05	10/1/15	1,500,000	1,516,500
Michigan Housing Development
Authority, SFMR	5.20	6/1/39	2,500,000	2,237,875
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.38	10/1/21	10,200,000 c,d	11,054,913
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	631,260
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000	1,614,540
Michigan Strategic Fund,
LOR (The Detroit Edison

Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,067,088
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,200,000	1,753,730
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	1,893,240
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; FGIC)	6.95	9/1/22	2,000,000	2,339,560
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/12	3,170,000 b	3,692,638
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,783,064
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000	1,555,425
Stockbridge Community Schools,
School Building and Site Bonds
(GO - Unlimited Tax)	5.50	5/1/10	600,000 b	636,336
Sturgis Public School District,
School Building and Site Bonds
(GO - Unlimited Tax)	5.63	5/1/10	5,085,000 b	5,400,880
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	859,860
Wayne County,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; MBIA, Inc.)	5.38	12/1/17	2,000,000	2,001,260
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured

Guaranty)	5.75	12/1/27	1,000,000	935,560
U.S. Related--.8%
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.30	6/1/23	1,410,000	645,484
Total Long-Term Municipal Investments
(cost $83,558,382)				83,911,948
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)	Value ($)
Michigan;
Green Lake Township Economic
Development Corporation,
Revenue, Refunding
(Interlochen Center for the
Arts Project) (LOC; Bank One
NA)	0.65	2/1/09	1,000,000 e	1,000,000
Michigan Strategic Fund,
LOR (Henry Ford Museum and
Greenfield Village Project)
(LOC; Comerica Bank)	0.70	2/1/09	200,000 e	200,000
Total Short-Term Municipal Investments
(cost $1,200,000)				1,200,000
Total Investments (cost $84,758,382)			105.4%	85,111,948
Liabilities, Less Cash and Receivables			(5.4%)	(4,329,051)
Net Assets			100.0%	80,782,897

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, this security amounted to $11,054,913 or 13.7% of net assets.
d	Collateral for floating rate borrowings.
e	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $84,758,382. Net unrealized appreciation on investments was $353,566 of which $6,600,979 related to appreciated investment securities and $6,247,413 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	85,111,948		0
Level 3 - Significant Unobservable Inputs	0		0
Total	85,111,948		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.9%	Rate (%)	Date	Amount ($)	Value ($)
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	885,000	973,226
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000	676,309
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; MBIA, Inc.)	4.75	1/1/27	1,900,000	1,913,642
Bloomington Independent School
District Number 271 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.13	2/1/24	2,000,000	2,151,140
Chaska,
Electric Revenue (Generating
Facilities)	6.00	10/1/10	3,000,000 a	3,247,950
Chaska,
Electric Revenue (Generating
Facilities)	5.00	10/1/30	1,135,000	1,019,832
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized; GNMA)	6.63	10/20/12	1,500,000 a	1,854,765
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan - Mississippi
View Apartments Project)

(Collateralized; FHA)	4.95	10/20/41	2,700,000	2,178,306
Cottage Grove,
Senior Housing Revenue
(PHS/Cottage Grove, Inc.
Project)	5.25	12/1/46	1,500,000	866,580
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	2,628,180
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	917,635	869,248
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/27	400,000	292,328
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/37	400,000	268,824
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000	1,511,685
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/20	2,510,000	2,739,213
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/21	2,640,000	2,881,085
Lakeville Independent School
District Number 194 (Minnesota
School District Credit
Enhancement Program) (Insured;
FGIC)	5.50	2/1/24	8,700,000	9,635,772
Mahtomedi Independent School
District Number 832 (Minnesota
School District Credit

Enhancement Program) (Insured;
MBIA, Inc.)	0.00	2/1/17	1,275,000 b	985,141
Minneapolis,
GO	0.00	12/1/14	1,825,000 b	1,587,513
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.00	4/1/09	175,000 a	179,476
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.50	4/1/09	1,000,000 a	1,029,670
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty)	6.50	11/15/38	3,000,000	3,180,180
Minneapolis,
MFHR (Sumner Field Phase II,
L.P. Project) (Collateralized;
GNMA)	5.15	2/20/45	1,575,000	1,317,188
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,032,780
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	636,780
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	984,970
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,168,218
Minnesota,
Retirement System Building
Revenue	6.00	6/1/30	1,475,000	1,518,350
Minnesota Agricultural and
Economic Development Board,

Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000 a	4,252,826
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	150,323
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000	1,152,690
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000	1,705,882
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,032,045
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/20	2,865,000	2,926,368
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.65	7/1/22	2,330,000	2,129,177
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.85	7/1/31	2,000,000	1,678,180
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/37	785,000	766,607
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.10	7/1/38	2,000,000	1,689,740
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	740,000	761,549
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA, Inc.)	5.45	1/1/22	420,000	433,167
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/35	1,500,000	1,247,025
Minnesota Municipal Power Agency,

Electric Revenue	5.00	10/1/37	2,000,000	1,646,600
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	5.40	1/1/16	4,500,000	4,515,030
Northfield,
HR	6.00	11/1/11	2,000,000 a	2,243,720
Northfield,
HR	5.38	11/1/31	2,240,000	1,594,634
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000	766,760
Rosemount-Apple Valley-Eagan
Independent School District
Number 196 (Minnesota School
District Credit Enhancement
Program) (Insured; MBIA, Inc.)	0.00	4/1/14	2,960,000 b	2,603,231
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,593,225
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000	892,190
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000	1,045,350
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.70	11/1/15	1,770,000	1,591,726
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,011,320
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,338,881

Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000	677,445
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA, Inc.)	0.00	1/1/25	4,505,000 b	2,074,823
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA, Inc.)	0.00	1/1/26	4,625,000 b	1,992,311
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000	1,011,330
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; MBIA, Inc.)	5.50	2/1/32	2,000,000	1,956,600
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.38	11/15/18	2,215,000	1,807,573
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	3,989,160
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,096,605
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,034,650
Total Long-Term Municipal Investments
(cost $113,066,144)				111,737,094
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.1%	Rate (%)	Date	Amount ($)	Value ($)
Saint Paul Housing and
Redevelopment Authority,

Revenue (Cretin-Derham Hall
Project) (LOC; Allied Irish
Banks)	0.62	2/7/09	1,400,000 c	1,400,000
Saint Paul Housing and
Redevelopment Authority,
Revenue (Minnesota Public
Radio Partnership Project)
(LOC; Allied Irish Banks)	0.75	2/1/09	1,000,000 c	1,000,000
Total Short-Term Municipal Investments
(cost $2,400,000)				2,400,000
Total Investments (cost $115,466,144)			98.0%	114,137,094
Cash and Receivables (Net)			2.0%	2,277,317
Net Assets			100.0%	116,414,411

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $115,466,144. Net unrealized depreciation on investments was $1,329,050 of which $5,673,479 related to appreciated investment securities and $7,002,529 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty

CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	114,137,094		0
Level 3 - Significant Unobservable Inputs	0		0
Total	114,137,094		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.5%	Rate (%)	Date	Amount ($)	Value ($)
North Carolina--83.9%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000 a	1,081,200
Cabarrus County,
COP (Installment Financing
Contract)	5.50	4/1/14	2,000,000	2,171,120
Charlotte,
Airport Revenue (Insured;
MBIA, Inc.)	5.75	7/1/09	1,500,000 a	1,548,270
Charlotte,
GO	5.00	7/1/21	1,525,000	1,599,832
Charlotte,
GO	5.00	7/1/22	2,110,000	2,196,257
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000 a	2,163,160
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,086,590
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	928,840
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)	5.00	1/15/39	1,400,000	1,226,470
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,892,581
Durham County,
GO Public Improvement Bonds	5.00	6/1/18	1,000,000	1,154,550
Guilford County,
Public Improvement GO	4.25	2/1/28	1,000,000 b	955,970
Iredell County,

COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,016,880
Johnston County,
GO (Insured; MBIA, Inc.)	4.50	2/1/25	1,250,000	1,267,238
Monroe,
COP (Installment Financing
Agreement) (Insured; Assured
Guaranty)	5.50	3/1/39	1,000,000	988,350
New Hanover County,
GO Public Improvement Bonds	5.75	11/1/10	1,700,000 a	1,878,976
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	10/1/12	1,000,000 a	1,135,650
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,024,810
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,024,660
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	715,000	744,730
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community
Facilities Project)	7.63	11/1/09	2,005,000 a	2,143,445
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	633,130
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,126,419
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern

Carolina)	6.25	12/1/33	1,750,000	1,799,770
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Wakemed
Project) (Insured; Assured
Guaranty)	5.63	10/1/38	500,000 b	487,655
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	1,000,000 a	1,082,450
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	2,000,000 a	2,164,900
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	1,916,640
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000 c	2,253,796
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000	637,440
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project)	6.50	7/1/13	1,000,000 a	1,215,900
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	2,322,028
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	491,510
Orange County,
COP (Orange County Public

Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000	484,610
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,006,740
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000 a	1,852,677
Wilkes County,
COP (Insured; MBIA, Inc.)	4.50	6/1/26	1,000,000	927,080
Winston Salem,
COP	4.75	6/1/31	1,000,000	863,760
U.S. Related--12.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	756,770
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/16	605,000 a	738,312
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,160,658
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/15	1,000,000 a	1,193,500
Puerto Rico Public Finance
Corporation (Commonwealth
Appropriation Bonds) (Insured;
MBIA, Inc.)	5.38	8/1/11	3,000,000 a	3,281,790
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	759,058
Total Long-Term Municipal Investments
(cost $59,976,987)				60,386,172
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.7%	Rate (%)	Date	Amount ($)	Value ($)
North Carolina;
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue

(Carolinas HealthCare System)
(LOC; Wachovia Bank)	0.62	2/1/09	1,300,000 d	1,300,000
North Carolina Medical Care
Commission, HR (Pooled
Financing Project) (LOC;
Wachovia Bank)	0.50	2/1/09	1,000,000 d	1,000,000
Total Short-Term Municipal Investments
(cost $2,300,000)				2,300,000
Total Investments (cost $62,276,987)			100.2%	62,686,172
Liabilities, Less Cash and Receivables			(.2%)	(108,031)
Net Assets			100.0%	62,578,141

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $62,276,987. Net unrealized appreciation on investments was $409,185 of which $3,141,004 related to appreciated investment securities and $2,731,819 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation

CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	62,686,172		0
Level 3 - Significant Unobservable Inputs	0		0
Total	62,686,172		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)	Value ($)
Ohio--90.2%
Akron,
GO	6.00	12/1/12	1,380,000	1,620,493
Akron,
GO (Insured; MBIA, Inc.)	5.50	12/1/20	1,460,000	1,526,737
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	1,000,000	986,370
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	661,351
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	423,465
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000	307,804
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	730,830
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	5,000,000	2,829,300
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,582,519
Cincinnati,
Water System Revenue	5.00	12/1/32	460,000	458,063

Cincinnati City School District,
GO School Improvement Bonds
(Insured; MBIA, Inc.)	5.38	12/1/11	6,560,000 a	7,304,757
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,375,000	2,289,547
Clermont County,
Hospital Facilities Revenue
(Mercy Health System)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,261,687
Cleveland,
Waterworks Revenue (Insured;
MBIA, Inc.)	5.50	1/1/21	8,000,000	8,959,120
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	2,200,000	2,107,204
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,122,503
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000	5,907,312
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/19	1,860,000	1,987,019
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/20	1,400,000	1,495,606
Franklin County,
HR (Holy Cross Health System
Corporation)	5.80	6/1/16	260,000	260,406
Hamilton County,
EDR (King Highland Community
Urban Redevelopment
Corporation - University of

Cincinnati, Lessee, Project)
(Insured; MBIA, Inc.)	5.00	6/1/33	2,000,000	1,843,940
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000 b	5,536,463
Hamilton County,
Sewer System Revenue (Insured;
MBIA, Inc.)	5.25	12/1/11	1,000,000 a	1,113,320
Highland Local School District,
GO School Improvement Bonds
(Insured; FSA)	5.75	12/1/11	2,020,000 a	2,277,005
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/13	1,655,000 b	1,433,726
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/14	1,655,000 b	1,370,125
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.50	12/1/11	4,050,000 a	4,537,134
Mason City School District,
GO Unlimited Tax Bonds
(Insured; FSA)	5.25	12/1/31	5,000,000	5,259,750
Massillon City School District,
GO (Various Purpose
Improvement) (Insured; MBIA,
Inc.)	5.00	12/1/25	1,150,000	1,166,342
Milford Exempt Village School
District, GO School
Improvement Bonds (Insured;
FSA)	6.00	12/1/11	1,910,000 a	2,166,284
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,012,620
North Royalton City School
District, GO School
Improvement Bonds (Insured;
MBIA, Inc.)	6.10	12/1/09	2,500,000 a	2,667,725
Ohio,

GO (Insured; FSA)	5.00	3/15/20	15,520,000 c,d	16,444,371
Ohio,
PCR (Standard Oil Company
Project) (Guaranteed; British
Petroleum Company PLC)	6.75	12/1/15	2,700,000	3,236,679
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	3,000,000	1,567,050
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC)	5.00	5/1/13	2,000,000 a	2,269,180
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000	2,760,686
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000	7,865,011
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000	1,725,615
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	1,722,300
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000	1,552,830
Richland County,
GO (Correctional Facilities
Bonds) (Insured; Assured
Guaranty)	6.00	12/1/28	400,000	426,268
Strongsville,
GO Library Improvement Bonds
(Insured; FGIC)	5.50	12/1/20	1,700,000	1,826,650
Summit County,

GO (Insured; FGIC)	6.50	12/1/10	2,000,000 a	2,225,520
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township
Project)	5.13	5/15/25	660,000	456,872
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	994,300
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Midwest Terminals Project)	6.00	11/15/27	1,765,000	1,254,915
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Toledo Express Airport Project)	6.38	11/15/32	2,425,000	1,707,661
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	2,165,000 a	2,417,894
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	1,500,000 a	1,675,215
University of Cincinnati,
General Receipts Bonds
(Insured; MBIA, Inc.)	5.00	6/1/21	3,040,000	3,098,216
Warren,
Waterworks Revenue (Insured;
FGIC)	5.50	11/1/15	1,450,000	1,564,333
West Muskingum Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.00	12/1/30	2,945,000	2,730,692
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	5.38	12/1/10	2,195,000 a	2,397,620
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	6.00	12/1/10	2,370,000 a	2,615,698
U.S. Related--8.9%
Children's Trust Fund of Puerto

Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000 b	159,875
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	900,000	681,093
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000	950,940
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/23	2,000,000	1,755,920
Puerto Rico Electric Power
Authority, Power Revenue,
(Insured; MBIA, Inc.)	5.50	7/1/15	1,000,000	1,002,630
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/31	3,370,000	3,417,753
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.25	6/1/26	1,935,000	885,978
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,021,930
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	3,000,000	2,496,450
Total Long-Term Municipal Investments
(cost $166,417,966)				160,114,672
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.3%	Rate (%)	Date	Amount ($)	Value ($)
Ohio;
Cuyahoga County,
HR (W.O. Walker Center, Inc.
Project) (Insured; AMBAC and
Liquidity Facility; Key Bank)	9.00	2/7/09	3,125,000 e	3,125,000
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)

(Liquidity Facility; Bank of
America)	0.55	2/1/09	800,000 e	800,000
Ohio Air Quality Development
Authority, PCR, Refunding
(FirstEnergy Generation
Corporation Project) (LOC;
Bank of America)	0.35	2/1/09	3,000,000 e	3,000,000
Total Short-Term Municipal Investments
(cost $6,925,000)				6,925,000
Total Investments (cost $173,342,966)			103.4%	167,039,672
Liabilities, Less Cash and Receivables			(3.4%)	(5,425,154)
Net Assets			100.0%	161,614,518

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, this security amounted to $16,444,371 or 10.2% of net assets.
d	Collateral for floating rate borrowings.
e	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $173,342,966. Net unrealized depreciation on investments was $6,303,294 of which $6,545,529 related to appreciated investment securities and $12,848,823 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company

CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	167,039,672		0
Level 3 - Significant Unobservable Inputs	0		0
Total	167,039,672		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.3%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania--95.3%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	850,289
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA, Inc.)	5.00	12/1/19	1,900,000	1,967,754
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA, Inc.)	5.00	9/1/19	895,000	907,387
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	12/1/11	1,480,000 a	1,637,428
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/12	1,230,000 a	1,392,446
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	25,000	26,739
Butler Area Sewer Authority,
Sewer Revenue (Insured; FGIC)	0.00	1/1/10	600,000 b	589,710
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,785,000	5,805,884
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	369,260
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	614,750

Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000 b	1,116,300
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000	1,047,088
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000	2,197,305
Council Rock School District,
GO (Insured; MBIA, Inc.)	5.00	11/15/11	1,400,000 a	1,547,476
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000	50,134
Cumberland County Municipal
Authority, Revenue
(Prebyterian Homes Obligated
Group Project)	5.35	1/1/20	515,000	462,650
Cumberland County Municipal
Authority, Revenue
(Prebyterian Homes Obligated
Group Project)	5.45	1/1/21	885,000	784,128
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	3,000,000	2,021,760
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000	3,960,160
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000	795,790
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	5.40	9/1/16	1,000,000	954,720

Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,481,580
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/16	1,000,000 b	747,910
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/18	2,750,000 b	1,837,385
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/18	2,750,000 b	1,788,215
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/19	2,750,000 b	1,650,963
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/20	2,750,000 b	1,539,945
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/20	2,500,000 b	1,355,000
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	912,930
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000 b	293,706
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000 b	1,792,521
McKeesport Area School District,
GO (Insured; FGIC)	0.00	10/1/09	1,070,000 b	1,058,294
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	1,095,000	1,157,054
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,267,378
Monroeville Municipal Authority,
Sanitary Sewer Revenue

(Insured; MBIA, Inc.)	5.25	12/1/15	1,035,000	1,119,415
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA, Inc.)	5.25	12/1/16	50,000	54,078
Neshaminy School District,
GO (Insured; MBIA, Inc.)	5.00	4/15/16	1,250,000	1,389,413
Norristown,
GO (Insured; Radian)	0.00	12/15/11	1,465,000 b	1,330,601
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000 b	611,042
North Allegheny School District,
GO (Insured; FGIC)	5.00	5/1/15	1,625,000	1,820,406
North Allegheny School District,
GO (Insured; FGIC)	5.05	11/1/21	1,455,000	1,524,462
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000	612,527
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project) (Insured;
Radian)	5.00	7/1/17	1,890,000	1,807,879
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000 a	482,304
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.25	12/1/13	1,105,000	1,109,884
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000	2,177,855
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000 b	551,544
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000 b	1,599,986
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000 b	1,486,362

Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000 b	1,375,846
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000	1,404,220
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,574,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/13	1,995,000	2,109,353
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/14	1,580,000	1,665,020
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,115,800
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000	2,515,093
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	3,275,000	3,173,966
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	965,000	846,836
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000	4,160,750
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000	2,522,460
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	2,190,000	1,706,032
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000	1,048,640
Pennsylvania Intergovernmental

Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/15	1,000,000	1,012,220
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/16	1,200,000	1,214,664
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,325,000	4,380,620
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	690,000	698,252
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.00	12/1/23	75,000	75,544
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000	1,883,117
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty)	6.00	6/1/28	3,000,000	3,261,060
Philadelphia,
Airport Revenue (Insured; FSA)	5.00	6/15/11	2,155,000	2,228,873
Philadelphia,
Airport Revenue (Insured;
MBIA, Inc.)	5.00	6/15/25	510,000	438,167
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.50	7/1/15	1,550,000	1,583,310
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.25	8/1/22	2,000,000	2,051,920
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	1,500,000	1,571,865
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,130,420
Philadelphia,

Water and Wastewater Revenue
(Insured; MBIA, Inc.)	5.60	8/1/18	800,000	947,112
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,093,695
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	829,856
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,061,362
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	4,500,000	4,552,380
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,751,271
Philadelphia Municipal Authority,
LR (Insured; FSA)	5.25	11/15/15	2,115,000	2,332,887
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000	3,736,332
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,024,090
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,280,000	1,005,018
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/11	3,585,000 a	4,055,280
Sayre Health Care Facilities
Authority, Revenue (Guthrie

Health Issue)	5.85	12/1/11	3,000,000 a	3,401,850
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	750,000 a	858,780
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	1,330,000 a	1,522,903
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/13	470,000	498,515
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	250,000	264,055
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000	1,167,074
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,515,751
Scranton School District,
GO (Insured; MBIA, Inc.)	5.00	4/1/18	1,390,000	1,435,564
Scranton School District,
GO (Insured; MBIA, Inc.)	5.00	4/1/19	2,710,000	2,784,661
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000 a	2,206,422
Spring-Ford Area School District,
GO (Insured; FSA)	5.00	4/1/21	1,015,000	1,062,055
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,009,720
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000	1,145,867
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)

(Insured; FGIC)	5.25	5/15/18	1,110,000	1,165,256
State Public School Building
Authority, School Revenue
(Marple Newtown School
District Project) (Insured;
MBIA, Inc.)	5.00	9/1/11	3,680,000 a	4,034,494
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,360,000	3,345,317
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; FSA)	5.00	5/1/18	545,000	582,796
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,625,000	1,099,995
University Area Joint Authority,
Sewer Revenue (Insured; MBIA,
Inc.)	5.00	11/1/17	1,660,000	1,681,414
University Area Joint Authority,
Sewer Revenue (Insured; MBIA,
Inc.)	5.00	11/1/18	2,010,000	2,024,372
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	3,000,000	3,002,670
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
MBIA, Inc.)	5.25	7/1/16	2,135,000	2,145,760
West Mifflin Area School District,
GO (Insured; FSA)	5.00	10/1/22	710,000	740,601
West Mifflin Sanitary Sewer
Municipal Authority, Sewer
Revenue (Insured; MBIA, Inc.)	4.90	8/1/13	880,000	881,690
Wilson Area School District,

GO (Insured; FGIC)	5.13	3/15/16	1,300,000	1,408,875
U.S. Related--4.0%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000	288,192
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	816,910
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,156,625
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	906,700
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	3,000,000	2,513,250
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	1,000,000	947,720
Total Investments (cost $192,959,319)			99.3%	189,412,982
Cash and Receivables (Net)			.7%	1,407,210
Net Assets			100.0%	190,820,192

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $192,959,319. Net unrealized depreciation on investments was $3,546,337 of which $6,090,884 related to appreciated investment securities and $9,637,221 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	189,412,982		0
Level 3 - Significant Unobservable Inputs	0		0
Total	189,412,982		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund
January 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--90.6%	Rate (%)	Date	Amount ($)	Value ($)
Virginia--81.1%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,517,712
Alexandria,
Consolidated Public
Improvement GO Bonds	5.50	6/15/10	2,625,000 a	2,825,865
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	784,550
Bristol,
Utility System Revenue
(Insured; MBIA, Inc.)	5.25	7/15/20	2,185,000	2,295,211
Capital Region Airport Commission,
Airport Revenue (Insured; FSA)	5.00	7/1/31	1,000,000	977,550
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	1,100,000	1,117,358
Chesapeake,
GO Public Improvement Bonds	5.50	12/1/17	1,750,000	1,919,225
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000	1,127,620
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,648,200
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town

Center Project)	6.25	3/1/26	2,920,000	2,063,535
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000 a	1,766,696
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000 a	1,953,507
Harrisonburg Industrial
Development Authority,
Hospital Facilities Revenue
(Rockingham Memorial Hospital)
(Insured; AMBAC)	4.25	8/15/26	650,000	468,812
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; AMBAC)	4.75	10/1/23	3,555,000	3,125,876
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,141,670
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000	1,050,500
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	297,060
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	300,000	313,443
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000	910,630
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
FGIC)	5.25	7/15/17	3,100,000	3,468,404
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA, Inc.)	5.50	7/1/21	2,500,000	2,554,475
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement

Asset-Backed Bonds	5.63	6/1/15	1,000,000 a	1,174,350
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/16	215,000 a	256,134
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000	578,647
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000	954,080
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.90	1/1/33	3,000,000	2,573,400
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,500,000	1,599,945
Virginia Housing Development
Authority, MFHR	5.95	5/1/16	710,000	711,484
Virginia Public Building
Authority, Public Facilities
Revenue	5.75	8/1/10	2,700,000 a	2,903,931
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/28	1,500,000	1,534,170
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.38	10/1/10	1,535,000 a	1,651,614
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.00	10/1/29	1,000,000	1,018,360
U.S. Related--9.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000 a	1,601,340
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	756,770
Virgin Islands Public Finance

Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 a	3,312,840
Total Long-Term Municipal Investments
(cost $52,810,368)				53,954,964
Short-Term Municipal	Coupon	Maturity	Principal
Investments--7.1%	Rate (%)	Date	Amount ($)	Value ($)
Virginia--2.0%
Lexington Industrial Development
Authority, Educational
Facilities Revenue (V.M.I.
Development Board, Inc.,
Project) (LOC; Wachovia Bank)	0.62	2/1/09	200,000 b	200,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Liquidity Facility;
Wachovia Bank)	0.62	2/1/09	1,000,000 b	1,000,000
U.S. Related--5.1%
Puerto Rico Commonwealth,
Public Improvement GO,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.75	2/7/09	3,000,000 b	3,000,000
Total Short-Term Municipal Investments
(cost $4,200,000)				4,200,000
Total Investments (cost $57,010,368)			97.7%	58,154,964
Cash and Receivables (Net)			2.3%	1,377,320
Net Assets			100.0%	59,532,284

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $57,010,368. Net unrealized appreciation on investments was $1,144,596 of which $3,210,898 related to appreciated investment securities and $2,066,302 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	0		0
Level 2 - Other Significant Observable Inputs	58,154,864		0
Level 3 - Significant Unobservable Inputs	0		0
Total	58,154,864		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)